Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.4%)
Roblox Corp. - Class A *	120,189	7,006
The Trade Desk, Inc. - Class A *	111,975	6,127

Total		13,133

Consumer Discretionary (15.8%)
AutoZone, Inc. *	2,591	9,879
Bright Horizons Family Solutions, Inc. *	88,279	11,215
Burlington Stores, Inc. *	49,285	11,746
Chipotle Mexican Grill, Inc. *	92,742	4,657
DoorDash, Inc. - Class A *	57,103	10,437
Floor & Decor Holdings, Inc. *	49,067	3,948
Flutter Entertainment PLC *	38,081	8,437
Garmin, Ltd.	24,984	5,425
Hilton Worldwide Holdings, Inc.	84,567	19,243
Las Vegas Sands Corp.	100,469	3,881
On Holding AG - Class A *	141,949	6,234
Planet Fitness, Inc. - Class A *	91,300	8,820
Pool Corp.	27,922	8,889
Tempur Sealy International, Inc.	82,195	4,922
Thor Industries, Inc.	56,360	4,273
Tractor Supply Co.	256,972	14,159
Ulta Beauty, Inc. *	23,255	8,524

Total		144,689

Consumer Staples (2.4%)
Casey’s General Stores, Inc.	27,898	12,109
e.l.f. Beauty, Inc. *	59,761	3,752
Performance Food Group Co. *	76,067	5,981

Total		21,842

Energy (4.6%)
Cheniere Energy, Inc.	60,677	14,040
EOG Resources, Inc.	67,802	8,695
TechnipFMC PLC	271,905	8,617
The Williams Cos., Inc.	174,331	10,418

Total		41,770

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials (14.2%)
Ares Management Corp. - Class A	96,454	14,141
Arthur J. Gallagher & Co.	35,138	12,131
Coinbase Global, Inc. - Class A *	23,813	4,101
FactSet Research Systems, Inc.	21,366	9,714
Interactive Brokers Group, Inc. - Class A	44,869	7,430
Jefferies Financial Group, Inc.	115,979	6,213
LPL Financial Holdings, Inc.	44,994	14,720
Moody’s Corp.	9,390	4,373
MSCI, Inc.	18,713	10,582
Nu Holdings, Ltd. - Class A *	715,283	7,325
Raymond James Financial, Inc.	43,560	6,051
Robinhood Markets, Inc. - Class A *	178,184	7,416
Rocket Companies, Inc. - Class A	551,475	6,656
TPG, Inc.	80,476	3,817
Tradeweb Markets, Inc. - Class A	101,868	15,123

Total		129,793

Health Care (13.8%)
Agilent Technologies, Inc.	50,232	5,876
Alkermes PLC *	121,113	3,999
Alnylam Pharmaceuticals, Inc. *	61,480	16,601
Blueprint Medicines Corp. *	38,836	3,437
The Cooper Cos., Inc. *	86,569	7,302
Dexcom, Inc. *	90,315	6,168
Insmed, Inc. *	104,659	7,984
Inspire Medical Systems, Inc. *	19,285	3,072
IQVIA Holdings, Inc. *	25,032	4,413
McKesson Corp.	18,269	12,295
Mettler-Toledo International, Inc. *	5,613	6,628
Natera, Inc. *	100,808	14,255
Neurocrine Biosciences, Inc. *	49,591	5,485
Penumbra, Inc. *	24,405	6,526
Revolution Medicines, Inc. *	67,226	2,377
Vaxcyte, Inc. *	32,826	1,240
Veeva Systems, Inc. *	53,766	12,454

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Viking Therapeutics, Inc. *	100,328	2,423
West Pharmaceutical Services, Inc.	15,676	3,510

Total		126,045

Industrials (17.1%)
AAON, Inc.	72,192	5,640
Air Lease Corp.	116,092	5,608
AMETEK, Inc.	45,891	7,900
Axon Enterprise, Inc. *	17,465	9,186
Booz Allen Hamilton Holding Corp.	39,097	4,089
Comfort Systems USA, Inc.	20,993	6,767
Copart, Inc. *	164,221	9,293
ESAB Corp.	78,255	9,117
HEICO Corp. - Class A	78,445	16,550
Howmet Aerospace, Inc.	59,752	7,752
Hubbell, Inc.	12,668	4,192
Ingersoll-Rand, Inc.	62,692	5,017
ITT, Inc.	70,922	9,160
J.B. Hunt Transport Services, Inc.	35,969	5,322
MSA Safety, Inc.	36,275	5,321
Quanta Services, Inc.	48,459	12,317
Saia, Inc. *	26,670	9,319
Simpson Manufacturing Co., Inc.	35,496	5,576
Trane Technologies PLC	13,450	4,532
Vertiv Holdings Co.	104,978	7,579
Westinghouse Air Brake Technologies Corp.	36,826	6,678

Total		156,915

Information Technology (26.6%)
AppLovin Corp. - Class A *	67,887	17,988
Atlassian Corp. - Class A *	37,858	8,034
Ciena Corp. *	64,778	3,914
CloudFlare, Inc. - Class A *	84,473	9,519
Confluent, Inc. - Class A *	297,676	6,977
CrowdStrike Holdings, Inc. *	10,783	3,802
CyberArk Software, Ltd. *	23,690	8,007
Datadog, Inc. - Class A *	115,741	11,483
Entegris, Inc.	65,167	5,701

Mid Cap Growth Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Gartner, Inc. *	36,540	15,337
Gitlab, Inc. - Class A *	62,912	2,957
Globant SA *	21,858	2,573
GoDaddy, Inc. - Class A *	27,729	4,995
HubSpot, Inc. *	29,288	16,732
Marvell Technology, Inc.	50,656	3,119
Monday.com, Ltd. *	22,228	5,405
MongoDB, Inc. *	32,822	5,757
Monolithic Power Systems, Inc.	5,229	3,033
Nutanix, Inc. *	147,267	10,281
Okta, Inc. *	59,377	6,248
ON Semiconductor Corp. *	88,859	3,616
Onto Innovation, Inc. *	32,460	3,939
Palantir Technologies, Inc. - Class A *	369,724	31,205
Rambus, Inc. *	90,068	4,663
Rubrik, Inc. - Class A *	50,032	3,051
Snowflake, Inc. *	40,777	5,960
Take-Two Interactive Software, Inc. *	47,389	9,821
Teledyne Technologies, Inc. *	16,342	8,134
Teradyne, Inc.	88,268	7,291
Twilio, Inc. *	55,203	5,405
Tyler Technologies, Inc. *	14,566	8,468

Total		243,415

Materials (0.8%)
Eagle Materials, Inc.	35,539	7,887

Total		7,887

Real Estate (1.2%)
CBRE Group, Inc. *	52,519	6,868
Crown Castle, Inc.	38,084	3,970

Total		10,838

Utilities (1.0%)
Vistra Corp.	78,981	9,275

Total		9,275

Total Common Stocks (Cost: $960,030)		905,602

Total Investments (98.9%) (Cost: $960,030)@		905,602

Other Assets, Less Liabilities (1.1%)		9,617

Net Assets (100.0%)		915,219

Mid Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $960,030 and the net unrealized depreciation of investments based on that cost was $54,428 which is comprised of $61,972 aggregate gross unrealized appreciation and $116,400 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$905,602	$—	$—

Total Assets:	$905,602	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand